Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net revenue	R$ 891,652	R$ 877,443	R$ 771,126
Gain on sale of farms	2,078	180,086	248,375
Changes in fair value of biological assets and agricultural products	32,080	122,671	40,499
Cost of sales	(828,422)	(833,910)	(747,019)
Adjustment to net realizable value of agricultural products after harvest, net	(1,074)	(8,069)	(1,091)
Gross income	96,314	338,221	311,890
Selling expenses	(72,546)	(59,512)	(55,064)
General and administrative expenses	(67,953)	(67,488)	(65,534)
Other operating income (expenses), net	(8,732)	(4,753)	(5,427)
Operating income (loss)	(52,917)	206,468	185,865
Share of profit (loss) of a joint venture	(7)	(1,424)	(58)
Financial income (expenses)
Financial income	496,200	337,510	312,916
Financial expenses	(590,578)	(417,906)	(307,208)
Profit (loss) before income and social contribution taxes	(147,302)	124,648	191,515
Income and social contribution taxes	57,293	13,371	35,352
Net income (loss) for the year	R$ (90,009)	R$ 138,019	R$ 226,867
Basic earnings (loss) per share - in Brazilian reais (in Dollars per share and Brazil Real per share)	R$ (0.9036)	R$ 1.3855	R$ 2.2774
Diluted earnings (loss) per share - in Brazilian reais (in Dollars per share and Brazil Real per share)	R$ (0.9036)	R$ 1.378	R$ 2.267